Share-based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
21. Share-based compensation
Stock options
On December 9, 2016, as a part of the restructuring, the Board of Directors of Qudian Inc. approved the 2016 Equity Incentive Plan (the “2016 Plan”), as well as the cancelation of the 2015 Share Plan and the 2015 Incentive Plan Supplementary Agreement which were approved on December 26, 2015 and May 1, 2016, respectively. During the year ended December 31, 2016, the Company granted a total of 15,299,019 of share options for the ordinary shares of Qudian Inc. under 2016 Plan. The Company granted 12,364,319 share options under the 2016 Plan to the employees as replacement awards for the 2015 plan. All the share options granted under 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant. The company reserved 1,000,000 shares for issuance under the 2016 Plan. The exercise price for such options is RMB 0.0006 (US$ 0.0001) per share.
The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. Shares options held by Share Based Payment Trust are legally outstanding upon satisfaction of vesting conditions.
For the years ended December 31, 2019, 2020 and 2021, the Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options’ di minimis exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options.
The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 87,299,053, RMB 45,633,820 and RMB 35,344,620 (US$ 5,546,342) for the years ended December 31, 2019, 2020 and 2021, respectively.

A summary of share option activity under the 2016 Plan for the years ended December 31, 2020 and 2021 is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregated intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2019	12,055,912	—	19.87	8.18	578,275,151

Granted	878,125	—	14.51
Exercised	(797,463)	—	13.45
Forfeited	(1,066,563)	—	52.22

Balance, December 31, 2020	11,070,011	—	16.79	7.31	99,672,691

Exercised	(1,019,625)	—	13.60
Forfeited	(158,500)	—	28.96

Balance, December 31, 2021	9,891,886	—	16.92	6.30	578,275,151

Vested and expected to vest as of December 31, 2021	9,463,751	—	36.72	6.30	453,939,274

Exercisable, December 31, 2021	7,564,042	—	32.39	5.87	362,817,639

The aggregate intrinsic value in the table above represents the difference between the exercise price and the Company’s closing stock price on the last trading day in 2019, 2020 and 2021, respectively. Total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 was RMB
338,242,304
, RMB
10,723,410
and RMB
13,862,597
(US$
2,175,344)
respectively.
As of December 31, 2021, total unrecognized compensation expense relating to unvested share options was RMB 25,460,836 (US$ 3,995,361). The expense is expected to be recognized over a weighted-average period of 1.49 years.
For the years ended December 31, 2019, 2020 and 2021, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Sales and marketing	4,482,323	1,912,318	1,726,837	270,978
General and administrative	74,311,629	40,894,564	29,684,217	4,658,102
Research and development	8,505,101	2,826,938	3,933,566	617,262

	87,299,053	45,633,820	35,344,620	5,546,342